Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 98.4%
Australia 3.5%
BGP Holdings PLC* (a)	11,394,023	51,566
Goodman Group	58,033	750,633
GPT Group	775,285	2,166,663
Growthpoint Properties Australia Ltd.	336,519	811,452
Mirvac Group	1,363,313	2,136,805
Scentre Group	714,519	1,137,194
Waypoint REIT	533,516	1,037,220
(Cost $7,315,091)		8,091,533
Belgium 1.1%
Aedifica SA	8,076	985,910
VGP NV (b)	3,751	519,822
Warehouses De Pauw CVA	26,947	979,438
(Cost $1,619,481)		2,485,170
Canada 3.1%
Canadian Apartment Properties REIT (b)	99,022	3,454,299
Granite Real Estate Investment Trust	63,282	3,672,737
(Cost $5,612,472)		7,127,036
France 2.0%
Gecina SA	17,991	2,374,767
Unibail-Rodamco-Westfield (b)	62,663	2,315,218
(Cost $6,518,405)		4,689,985
Germany 6.2%
Alstria Office REIT-AG	67,611	939,544
Deutsche Wohnen SE	91,412	4,570,456
Vonovia SE	129,433	8,871,996
(Cost $7,348,991)		14,381,996
Hong Kong 5.0%
ESR Cayman Ltd. 144A*	139,800	434,758
Link REIT	494,438	4,047,070
New World Development Co., Ltd.	500,223	2,440,624
Sun Hung Kai Properties Ltd.	264,500	3,396,366
Swire Properties Ltd.	508,000	1,345,953
(Cost $9,959,805)		11,664,771
Japan 11.2%
Activia Properties, Inc.	597	2,282,210
Daibiru Corp.	116,067	1,349,745
Global One Real Estate Investment Corp.	1,996	1,922,832
Hulic Reit, Inc.	1,996	2,651,729
Japan Real Estate Investment Corp.	58	297,165
Japan Rental Housing Investments, Inc.	1,817	1,878,279
Kenedix Residential Next Investment Corp.	87	154,314
Kenedix Retail REIT Corp.	1,081	2,181,477
Mitsubishi Estate Co., Ltd.	200,400	3,020,623
Mitsui Fudosan Co., Ltd.	119,800	2,080,392
Mori Trust Hotel Reit, Inc.	1,498	1,559,995
Mori Trust Sogo Reit, Inc.	973	1,231,953
Nomura Real Estate Master Fund, Inc.	1,254	1,577,803
Sumitomo Realty & Development Co., Ltd.	90,200	2,663,631
Tokyu Fudosan Holdings Corp. (b)	230,400	990,662
(Cost $25,137,479)		25,842,810
Singapore 3.5%
Ascendas India Trust	691,900	696,998
CapitaLand Ltd.	1,050,758	2,096,790
CapitaLand Mall Trust	1,634,600	2,325,922
Frasers Logistics & Commercial Trust	755,800	772,846
Mapletree Industrial Trust	954,200	2,254,029
(Cost $7,753,170)		8,146,585
Spain 0.8%
Arima Real Estate SOCIMI SA*	69,572	705,722
Inmobiliaria Colonial Socimi SA	140,740	1,163,971
(Cost $2,073,199)		1,869,693
Sweden 2.5%
Castellum AB	82,376	1,871,752
Fabege AB	166,743	2,313,051
Fastighets AB Balder "B"*	31,670	1,606,633
(Cost $3,115,605)		5,791,436
United Kingdom 5.1%
Assura PLC	1,039,264	1,036,806
Big Yellow Group PLC	74,909	1,003,887
British Land Co. PLC	239,812	1,037,434
Derwent London PLC	33,549	1,111,282
Grainger PLC	333,183	1,275,215
Segro PLC	272,026	3,272,640
The PRS REIT PLC	543,177	552,462
Tritax EuroBox PLC 144A	357,615	405,499
UNITE Group PLC *	145,779	1,577,591
Urban & Civic PLC	163,726	445,798
(Cost $9,609,460)		11,718,614
United States 54.4%
Agree Realty Corp. (REIT)	51,757	3,293,815
Alexandria Real Estate Equities, Inc. (REIT)	35,798	5,727,680
American Homes 4 Rent "A", (REIT)	105,760	3,012,045
AvalonBay Communities, Inc. (REIT)	24,955	3,726,780
Brixmor Property Group, Inc. (REIT)	191,034	2,233,187
CyrusOne, Inc. (REIT)	25,606	1,793,188
Digital Realty Trust, Inc. (REIT)	38,408	5,636,732
EastGroup Properties, Inc. (REIT)	34,054	4,404,204
Equinix, Inc. (REIT)	3,657	2,779,795
Equity LifeStyle Properties, Inc. (REIT)	64,024	3,924,671
Essential Properties Realty Trust, Inc. (REIT)	183,331	3,358,624
Essex Property Trust, Inc. (REIT)	17,224	3,458,407
Extra Space Storage, Inc. (REIT)	57,380	6,139,086
Gaming and Leisure Properties, Inc. (REIT)	118,172	4,364,092
Invitation Homes, Inc. (REIT)	158,341	4,431,965
Kimco Realty Corp. (REIT)	277,122	3,120,394
Life Storage, Inc. (REIT)	45,319	4,770,731
Medical Properties Trust, Inc. (REIT)	79,271	1,397,548
Mid-America Apartment Communities, Inc. (REIT)	35,776	4,148,227
NETSTREIT Corp.	51,475	939,933
Omega Healthcare Investors, Inc. (REIT)	74,132	2,219,512
Park Hotels & Resorts, Inc. (REIT)	186,915	1,867,281
Prologis, Inc. (REIT)	150,038	15,096,899
Realty Income Corp. (REIT)	76,377	4,639,903
Rexford Industrial Realty, Inc. (REIT)	88,849	4,065,730
Sabra Health Care REIT, Inc. (REIT)	136,011	1,874,912
SBA Communications Corp. (REIT)	6,881	2,191,461
Simon Property Group, Inc. (REIT)	72,714	4,703,141
SL Green Realty Corp. (REIT) (b)	34,837	1,615,392
Sun Communities, Inc. (REIT)	26,816	3,770,598
Ventas, Inc. (REIT)	118,792	4,984,512
Welltower, Inc. (REIT)	114,040	6,282,464
(Cost $104,359,835)		125,972,909
Total Common Stocks (Cost $190,422,993)		227,782,538
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (c) (d) (Cost $6,247,409)	6,247,409	6,247,409
Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 0.09% (c) (Cost $8,125,833)	8,125,833	8,125,833
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $204,796,235)	104.6	242,155,780
Other Assets and Liabilities, Net	(4.6)	(10,544,377)
Net Assets	100.0	231,611,403

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.04% (c) (d)
747,660	5,499,749 (e)	—	—	—	27,631	—	6,247,409	6,247,409
Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 0.09% (c)
1,486,652	60,415,068	53,775,887	—	—	4,615	—	8,125,833	8,125,833
2,234,312	65,914,817	53,775,887	—	—	32,246	—	14,373,242	14,373,242

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $6,134,089, which is 2.6% of net assets.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $9,650.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust
At September 30, 2020 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Diversified	65,685,863	29%
Apartments	38,830,590	17%
Industrial	31,286,788	14%
Office	20,943,806	9%
Health Care	17,795,753	8%
Shopping Centers	17,360,461	8%
Storage	11,913,704	5%
Specialty Services	7,933,718	3%
Regional Malls	4,703,141	2%
Manufactured Homes	3,770,598	2%
Hotels	3,427,276	2%
Retail	3,290,582	1%
Other	840,258	0%
Total	227,782,538	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$8,039,967	$51,566	$8,091,533
Belgium	—	2,485,170	—	2,485,170
Canada	7,127,036	—	—	7,127,036
France	—	4,689,985	—	4,689,985
Germany	—	14,381,996	—	14,381,996
Hong Kong	—	11,664,771	—	11,664,771
Japan	—	25,842,810	—	25,842,810
Singapore	—	8,146,585	—	8,146,585
Spain	—	1,869,693	—	1,869,693
Sweden	—	5,791,436	—	5,791,436
United Kingdom	—	11,718,614	—	11,718,614
United States	125,972,909	—	—	125,972,909
Short-Term Investments (f)	14,373,242	—	—	14,373,242
Total	$147,473,187	$94,631,027	$51,566	$242,155,780

(f)	See Investment Portfolio for additional detailed categorizations.